Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CURRENT ASSETS:
Cash	$ 50,623	$ 355,673		$ 82,849
Accounts receivable	55,836	57,953
Due from affiliates	2,614,399	2,617,873		3,709,772
Prepaid expense and other current assets	12,588	12,221		7,010
TOTAL CURRENT ASSETS	2,733,446	3,043,720		3,799,631
NON-CURRENT ASSETS:
Investment, at cost	6,602,000
Intangible assets, net	9,842,542	13,616,116
TOTAL NON-CURRENT ASSETS	16,444,542	13,616,116
TOTAL ASSETS	19,177,988	16,659,836		3,799,631
CURRENT LIABILITIES:
Due to affiliates	4,405,265	4,257,792		4,732,977
Accounts payable and accrued liabilities	579,351	380,721		212,406
Series A redeemable preferred stock liability at $10 stated value; 200,000 shares authorized; 25,000 shares issued and outstanding ($250,000 less discount of $1,545) at September 30, 2020				248,455
TOTAL CURRENT LIABILITIES	4,984,616	4,638,513		5,193,838
TOTAL LIABILITIES	4,984,616	4,638,513		5,193,838
CONTINGENCY — (Note 12)
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Common stock, value	35,203	33,203		23,049
Additional paid-in capital	18,591,954	14,474,839		141,057
Accumulated deficit	(4,439,998)	(2,495,159)		(1,558,313)
Accumulated other comprehensive income – foreign currency translation adjustment	6,213	8,440
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	14,193,372	12,021,323	$ (1,447,802)	(1,394,207)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	19,177,988	$ 16,659,836		$ 3,799,631
Brilliant Acquisition Corp
CURRENT ASSETS:
Cash	283,403		712,817
Prepaid expense and other current assets			14,600
TOTAL CURRENT ASSETS	47,671,090		46,730,470
Marketable securities held in Trust Account	47,387,687		46,003,053
NON-CURRENT ASSETS:
TOTAL ASSETS	47,671,090		46,730,470
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	309,597		25,943
Accrued offering costs			58,252
Due to related party	500
Promissory note – related party	1,624,833		243,833
TOTAL CURRENT LIABILITIES	1,934,930		328,028
TOTAL LIABILITIES	2,115,409		575,662
Derivative warrant liabilities	180,479		247,634
CONTINGENCY — (Note 12)
Ordinary shares subject to possible redemption, 4,600,000 shares at redemption value of $10	46,007,687		46,000,000
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Common stock, value	3,880,288		3,880,288
Accumulated deficit	(4,332,294)		(3,725,480)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(452,006)		154,808
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 47,671,090		$ 46,730,470